China Contribution Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
China Government Mandated Multiemployer Defined Contribution Plan [Member]
Multiemployer Plans [Line Items]
Annual Contributions	$ 33,290	$ 29,269	$ 29,175